VIA EDGAR & E-MAIL

May 16, 2018

Mr. David Orlic

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:       Variable Annuity Account Seven (“Registrant”)

    American General Life Insurance Company (“Depositor”)

    Polaris Platinum O-Series Variable Annuity

    Post-Effective Amendment No. 12 and Amendment No. 12 on Form N-4

    File Numbers: 333-185790 and 811-09003

Dear Mr. Orlic:

On behalf of the Registrant, we are submitting for filing, pursuant to the Securities Act of 1933, as amended (“1933 Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), Post-Effective Amendment No. 12 and Amendment No. 12 under the 1933 Act and the 1940 Act (the “Amendments”), respectively, to the Registration Statement on Form N-4.

The purpose of this 485(a) filing is to add a new optional Polaris Income Builder Daily guaranteed living benefit feature (“the new GLB”) for prospectively issued contracts. A similar version of the new GLB is currently available with other variable annuity contracts issued by the Depositor. The new GLB will offer step ups based on daily values, rather than anniversary values. The fees and withdrawal rates for the new GLB have yet to be determined. We have filed the fees and withdrawal rates for the new GLB as “[X]” for the purpose of the 485(a) filing. The GLB fees and withdrawal rates will be filed in a subsequent Post-Effective Amendment 485(a) filing prior to the automatic effective date of this 485(a) Post-Effective Amendment filing along with an Acceleration request to the Staff.

Both the Formula and Examples of Calculations of Fee and Optional Living Benefit Examples appendices related to the new GLB will be updated and filed in the same subsequent Post-Effective Amendment 485(a) filing.

We have removed all financial statements and references to Independent Auditors from this filing and therefore, make this filing without including an Auditor’s consent. Registrant commits to file a post-effective amendment that will incorporate any Staff comments as well as include the appropriate financial statements and Auditor’s consent after the subsequent Post-Effective Amendment 485(a) filing.

The Amendments will automatically become effective on July 16, 2018.

We kindly request that the Staff provide comments no later than June 15, 2018. We would then have sufficient time to work with the Staff to address any comments and file the subsequent
485(a) amendment reflecting those comments. We would appreciate the Staff’s efforts to accommodate this schedule.

Should you have any questions or need any additional information concerning the Registration Statement, please do not hesitate to contact me at (310) 772-6259.

Very truly yours, /s/ Helena Lee Helena Lee